Analysis of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Summary of Analysis of Cash Flows
The following tables analyse the items included within the main cash flow headings on page F-14.
Net cash from operating activities:

	2021	2020[1]	2019[1]
	£m	£m	£m
Profit/(loss) for the year	720.7	(2,901.3)	937.9
Taxation	230.1	129.3	366.0
Revaluation and retranslation of financial instruments	87.8	147.2	(154.4)
Finance costs	283.6	312.3	376.4
Finance and investment income	(69.4)	(82.8)	(102.6)
Share of results of associates	(23.8)	136.0	(21.2)
Goodwill impairment on classification as held for sale	—	—	94.5
Gain on sale of discontinued operations	—	(10.0)	(73.8)
Attributable tax expense on sale of discontinued operations	—	1.9	157.4
Adjustments for:
Non-cash share-based incentive plans (including share options)	99.6	74.4	71.4
Depreciation of property, plant and equipment	151.2	174.8	203.2
Depreciation of right-of-use assets	272.9	331.9	317.9
Impairment charges included within restructuring costs	39.2	196.7	—
Goodwill impairment	1.8	2,822.9	47.7
Amortisation and impairment of acquired intangible assets	97.8	89.1	135.6
Amortisation of other intangible assets	19.9	35.2	29.6
Investment and other impairment (reversals)/charges	(42.4)	296.2	7.5
Losses/(gains) on disposal of investments and subsidiaries	10.6	(7.8)	(45.1)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.6)	(0.4)
Gain on sale of freehold property in New York	—	—	(7.9)
(Gains)/losses on sale of property, plant and equipment	(1.3)	0.3	3.2
(Increase)/decrease in trade receivables and accrued income	(458.9)	585.2	159.0
Increase in trade payables and deferred income	777.8	195.0	394.7
(Increase)/decrease in other receivables	(120.0)	123.3	(263.8)
Increase/(decrease) in other payables – short-term	547.0	(36.6)	(16.4)
(Decrease)/increase in other payables – long-term	(11.0)	(44.3)	53.7
(Decrease)/increase in provisions	(32.9)	15.6	23.1
Corporation and overseas tax paid	(391.1)	(371.5)	(536.0)
Payment on early settlement of bonds	(13.0)	—	(63.4)
Interest and similar charges paid	(173.7)	(173.9)	(270.6)
Interest paid on lease liabilities	(88.4)	(98.5)	(105.1)
Interest received	47.5	73.6	80.8
Investment income	17.8	8.7	18.3
Dividends from associates	53.4	32.5	33.3
Net cash inflow from operating activities	2,032.8	2,054.8	1,850.5
Note
[1]Figures have been restated as described in the accounting policies.

Acquisitions and disposals:
	2021	2020	2019
	£m	£m	£m
Initial cash consideration	(227.6)	(32.8)	(3.9)
Cash and cash equivalents acquired	(2.3)	—	—
Earnout payments	(57.0)	(115.2)	(130.2)
Purchase of other investments (including associates)	(99.2)	(30.4)	(27.2)
Acquisitions	(386.1)	(178.4)	(161.3)
Proceeds on disposal of investments and subsidiaries[1]	51.9	320.0	2,468.5
Cash and cash equivalents disposed	(23.6)	(47.7)	(327.5)
Disposals of investments and subsidiaries	28.3	272.3	2,141.0
Cash consideration received from non-controlling interests	39.5	—	—
Cash consideration for purchase of non-controlling interests	(135.0)	(80.6)	(62.7)
Cash consideration for non-controlling interests	(95.5)	(80.6)	(62.7)
Net acquisition payments and disposal proceeds	(453.3)	13.3	1,917.0
Note
[1]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2021	2020	2019
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(89.2)	(5.1)	—
Shares purchased into treasury	(729.3)	(285.1)	(43.8)
Net cash outflow	(818.5)	(290.2)	(43.8)

Proceeds from issue of bonds:
	2021	2020	2019
	£m	£m	£m
Proceeds from issue of €750 million bonds	—	665.5	—
Proceeds from issue of £250 million bonds	—	250.0	—
Net cash inflow	—	915.5	—

Repayment of borrowings:
	2021	2020	2019
	£m	£m	£m
Decrease in drawings on bank loans	(36.3)	(59.6)	(70.6)
Repayment of $500 million bonds	(360.8)	—	—
Repayment of €250 million bonds	—	(223.1)	—
Repayment of €600 million bonds	—	—	(512.7)
Repayment of $812 million bonds	—	—	(618.8)
Partial repayment of $272 million bonds	—	—	(135.4)
Partial repayment of $450 million bonds	—	—	(176.2)
Repayment of £200 million bonds	—	—	(199.5)
Net cash outflow	(397.1)	(282.7)	(1,713.2)

Cash and cash equivalents:
	2021	2020	2019
	£m	£m	£m
Cash at bank and in hand	2,776.6	10,075.0	10,442.1
Short-term bank deposits	1,106.3	2,824.1	863.6
Overdrafts[1]	(342.3)	(8,562.0)	(8,572.4)
	3,540.6	4,337.1	2,733.3
Note
1Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.